Consolidated Shareholders' Equity - Principal Characteristics of Restricted Share Plans (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€) shares yr	Dec. 31, 2017 EUR (€) shares yr	Dec. 31, 2016 EUR (€) shares yr
Restricted Share Plan 2018 [member] | Performance Share Plan One [member]
Disclosure of classes of share capital [line items]
Date of Board meeting approving the plan	July 30, 2018
Service period | yr	3
Total number of shares awarded | shares	141,669
Fair value per share awarded	€ 64.35
Fair value of plan at the date of grant	€ 9,000,000
Restricted Share Plan 2018 [member] | Performance Share Plan Two [member]
Disclosure of classes of share capital [line items]
Date of Board meeting approving the plan	May 2, 2018
Service period | yr	3
Total number of shares awarded | shares	4,390,216
Fair value per share awarded	€ 56.59
Fair value of plan at the date of grant	€ 248,000,000
Restricted share plan 2017 [member]
Disclosure of classes of share capital [line items]
Date of Board meeting approving the plan		May 10, 2017
Service period | yr		3
Total number of shares awarded | shares		3,587,465
Fair value per share awarded		€ 81.50
Fair value of plan at the date of grant		€ 292,000,000
Restricted share plan 2016 [member]
Disclosure of classes of share capital [line items]
Date of Board meeting approving the plan			May 4, 2016
Service period | yr			3
Total number of shares awarded | shares			4,097,925
Fair value per share awarded			€ 61.06
Fair value of plan at the date of grant			€ 250,000,000